BANK DEBT (Schedule of Debt Principal Repayments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
BANK DEBT [Abstract]
June 30, 2013	$ 10,266
June 30, 2014	15,000
June 30, 2015	15,000
June 30, 2016	15,000
June 30, 2017	18,596
Total maturities of debt	$ 73,862